August 10, 2007

Sally Samuel, Esq.
Office of Insurance Products
Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Calvert Variable Series, Inc. SEC File No. 333-144413 Pre-Effective Amendment No. 2 for Form N-14 Registration Statement

Dear Ms. Samuel:

Transmitted is Pre-Effective Amendment No. 2 regarding the above-referenced Registration Statement. The filing incorporates Staff comments made to Registrant on August 6 and 9, 2007.

If you have any questions, please do not hesitate to contact me.

Sincerely,

/s/ Lancelot A. King

Lancelot A. King
Assistant Vice President and Assistant Secretary